Schedule of amount receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables	$ 679	$ 3,265
Other miscellaneous receivables	90	102
Amount receivables	$ 769	$ 3,367